Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued project costs	$ 61,689	$ 27,097
Accrued compensation and related expenses	15,939	8,855
Other accrued expenses	16,431	10,198
Accounts payable and accrued liabilities	$ 94,059	$ 46,150